Revenues from Services (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Subsidiary Revenue From Services [Line Items]
Interest On Loans											$ 16,386		$ 16,915		$ 17,350
Equipment leased to others											9,940		9,804		10,457
Fees											4,503		4,616		4,484
Investment Income											2,240		1,746		2,592
Financing leases											1,408		1,649		1,860
Associated companies											1,182		1,809		1,538
Premiums earned by insurance activities											1,509		1,573		1,715
Real estate investments											0		0		0
Other items											2,467		1,914		1,595
Revenues from services (Note 12)											39,635		40,026		41,591
Net other-than-temporary impairments on investment securities													36
Assets	501,405	[1]				518,534	[1]				501,405	[1]	518,534	[1]	541,176
Financing Receivable, Net	217,382					233,322					217,382		233,322
Liabilities	411,007	[1]				435,408	[1]				411,007	[1]	435,408	[1]
Deposits	62,839					53,361					62,839		53,361
Revenues	10,535		9,754	9,582	9,885	10,380		9,918	10,042	9,812	39,756		40,152		41,710
Net earnings											6,338		6,533		6,537
Brazilian Company [Member]
Subsidiary Revenue From Services [Line Items]
Guarantee Provided By Parent Offset													96
Significant associated companies [Member]
Subsidiary Revenue From Services [Line Items]
Assets	78,632					78,291					78,632		78,291
Financing Receivable, Net	46,481					41,502					46,481		41,502
Liabilities	57,273					53,991					57,273		53,991
Revenues											37,823		15,994		17,502
Cembra [Member]
Subsidiary Revenue From Services [Line Items]
Gain (Loss) on Disposition of Business													351
Bank of Ayudhya [Member]
Subsidiary Revenue From Services [Line Items]
Gain on Sale of Investments													641
Sale Of Rockefeller Center [Member]
Subsidiary Revenue From Services [Line Items]
Gain on Sale of Investments													902
GEMB-Nordic [Member]
Subsidiary Revenue From Services [Line Items]
Gain (Loss) on Disposition of Business											$ 473

[1]

(a)Our consolidated assets at December 31, 2014 included total assets of $50,586 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included net financing receivables of $43,620 million and investment securities of $3,374 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the VIE creditors do not have recourse to GECC. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $28,664 million. See Note 16.